General	6 Months Ended
Jun. 30, 2018
General [Abstract]
General

Note 1 - General

a.

Reporting entity

Nano Dimension Ltd. (the “Company”) is an Israeli resident company incorporated in Israel. The address of the Company’s registered office is 2 Ilan Ramon St., Ness Ziona, Israel. The unaudited condensed consolidated interim financial statements of the Company as of June 30, 2018, comprise the Company and its subsidiaries in Israel and in the United States (together referred to as the “Group”). The Company engages, by means of the subsidiary Nano Dimension Technologies Ltd. (“Nano–Technologies”), in the development of a three-dimensional (3D) printer and nanotechnology based conductive and dielectric inks, which are supplementary products to the 3D printer. The ordinary shares of the Company are registered for trade on the Tel Aviv Stock Exchange. In addition, since March 2016, American Depositary Shares (“ADSs”) representing the Company’s ordinary shares have been trading on the Nasdaq Capital Market.

b.

Since August 25, 2014, the Company has devoted substantially all of its financial resources to develop its products and has financed its operations primarily through the issuance of equity securities. The amount of the Company’s future net profits or losses will depend, in part, on the rate of its future expenditures, its ability to generate significant revenues from the sale of its products, and its ability to obtain funding through the issuance of securities, strategic collaborations or grants. Starting in the fourth quarter of 2017, the Group began to commercialize its products and has generated revenues, mainly from sales of its 3D printers. The Group’s ability to generate revenue and achieve profitability depends on its ability to successfully commercialize its products.

Based on the projected cash flows, and cash and cash equivalents balance as of June 30, 2018, management is of the opinion that without further fund raising it will not have sufficient resources to enable it to continue its operating activities, including the development, manufacturing and marketing of its products for a period of at least 12 months from the sign-off date of these interim condensed consolidated financial statements. As a result, there is a substantial doubt about the Company’s ability to continue as a going concern.

Management’s plans include continuing commercialization of the Group’s products and securing sufficient funding through the sale of additional equity securities. There are no assurances however, that the Group will be successful in obtaining the level of financing needed for its operations. If the Group is unsuccessful in commercializing its products and securing sufficient funding, it may need to reduce activities, curtail or even cease operations.

The interim condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets and the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.